Stock Based Compensation - Stock Option Activity (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 12, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Number of Shares
Balance at beginning of year (in shares)		726,973	1,032,334	1,032,334	1,311,528
Granted (in shares)		0	0	0	223,123
Exercised (in shares)		0	0	0	(61,849)
Forfeited (in shares)		0	(6,250)	(13,958)	(427,969)
Expired (in shares)		0	(33,333)	(291,403)	(12,499)
Balance at end of year (in shares)		726,973		726,973	1,032,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price per share, balance at beginning of year (in dollars per share)		$ 11.32	$ 11.15	$ 11.15	$ 10.08
Weighted average exercise price per share, granted (in dollars per share)		0.00		0.00	13.83
Weighted average exercise price per share, exercised (in dollars per share)		0.00		0.00	8.74
Weighted average exercise price per share, forfeited (in dollars per share)		0.00		7.60	9.68
Weighted average exercise price per share, expired (in dollars per share)		0.00		10.91	8.90
Weighted average exercise price per share, options outstanding at year end (in dollars per share)		$ 11.32		$ 11.32	$ 11.15
Weighted average remaining contractual term (in years)		3 years 6 months 26 days		6 years 2 months 12 days	5 years 7 months 6 days
Weighted average remaining contractual term		3 years 6 months 26 days		6 years 2 months 12 days	5 years 7 months 6 days
Share-based compensation expense				$ 701,000	$ 891,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Share-based compensation expense					$ (67,000)
Chief Financial Officer | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Grants in period (in shares)	62,500
Share-based compensation expense	$ 0
Chief Financial Officer | Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Grants in period (in shares)	62,500